LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2025
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES
	December 31, 2024	December 31, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	-
Less: provision for credit losses	(7,710)	-
	-	-

SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES

The movement of provision for credit losses for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025 was as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Beginning balance of the period	(10,337)	(7,995)	(7,710)
Reversal of credit losses	1,719	285	463
Payments from the borrowers or other recoveries	623	-	-
Write-offs (i)	-	-	7,247
Ending balance of the period	(7,995)	(7,710)	-

(i)	In light of the low receivables collection rate recorded in prior years, the Group fully wrote off loans recognized as a result of payments under the guarantees.

SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2024, December 31, 2024 and 2025:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Balance at March 31, 2023	-	-	(10,337)	(10,337)
Reversal of credit losses	-	-	1,719	1,719
Payments from the borrowers or other recoveries	-	-	623	623
Balance at March 31, 2024	-	-	(7,995)	(7,995)
Reversal of credit losses	-	-	285	285
Balance at December 31, 2024	-	-	(7,710)	(7,710)
Reversal of credit losses	-	-	463	463
Write-offs	-	-	7,247	7,247
Balance at December 31, 2025	-	-	-	-

Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	An aging analysis of loans recognized as result of payments under guarantees was as follows:
	December 31, 2024	December 31, 2025
	RMB	RMB

Over 12 months	7,710	-

SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of December 31, 2024 and 2025 were listed as below:

	December 31, 2024	December 31, 2025
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,710	-
	7,710	-